Securities Available for Sale - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost	$ 432,802	$ 782,866
Securities available for sale, Amortized Cost	844,030	1,088,149
Mortgage-backed securities, Gross Unrealized Gains	8,920	14,350
Mortgage-backed securities, Gross Unrealized Losses	4,499	16,564
Mortgage-backed securities available for sale	437,223	780,652
Securities available for sale, Gross Unrealized Gains	10,289	14,635
Securities available for sale, Gross Unrealized Losses	9,198	22,010
Securities available for sale, Carrying Amount	845,121	1,080,774
U.S. Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	4,159	4,955
Securities available for sale, Gross Unrealized Gains	48	60
Securities available for sale, Gross Unrealized Losses	2
Securities available for sale, Carrying Amount	4,205	5,015
Obligations of State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	27,537	27,560
Securities available for sale, Gross Unrealized Gains	9
Securities available for sale, Gross Unrealized Losses	773	2,253
Securities available for sale, Carrying Amount	26,773	25,307
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	87,480	25,417
Securities available for sale, Gross Unrealized Gains	663	1
Securities available for sale, Gross Unrealized Losses	827	620
Securities available for sale, Carrying Amount	87,316	24,798
Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	120,089	78,366
Securities available for sale, Gross Unrealized Gains		190
Securities available for sale, Gross Unrealized Losses	517	70
Securities available for sale, Carrying Amount	119,572	78,486
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	163,076	160,107
Securities available for sale, Gross Unrealized Gains	617	34
Securities available for sale, Gross Unrealized Losses	1,459	949
Securities available for sale, Carrying Amount	162,234	159,192
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	8,887	8,878
Securities available for sale, Gross Unrealized Gains	32
Securities available for sale, Gross Unrealized Losses	1,121	1,554
Securities available for sale, Carrying Amount	7,798	7,324
Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Securities available for sale, Amortized Cost	411,228	305,283
Securities available for sale, Gross Unrealized Gains	1,369	285
Securities available for sale, Gross Unrealized Losses	4,699	5,446
Securities available for sale, Carrying Amount	407,898	300,122
Federal Home Loan Mortgage Corporation [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost	33,505	9,825
Mortgage-backed securities, Gross Unrealized Gains
Mortgage-backed securities, Gross Unrealized Losses	485	470
Mortgage-backed securities available for sale	33,020	9,355
Federal National Mortgage Association [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost	51,277	56,158
Mortgage-backed securities, Gross Unrealized Gains	12	24
Mortgage-backed securities, Gross Unrealized Losses	1,249	3,055
Mortgage-backed securities available for sale	50,040	53,127
Non-Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost	210
Mortgage-backed securities, Gross Unrealized Gains
Mortgage-backed securities, Gross Unrealized Losses
Mortgage-backed securities available for sale	210
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost	84,992	65,983
Mortgage-backed securities, Gross Unrealized Gains	12	24
Mortgage-backed securities, Gross Unrealized Losses	1,734	3,525
Mortgage-backed securities available for sale	83,270	62,482
Residential Pass-Through Securities: Government National Mortgage Association [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost	3,055	5,889
Mortgage-backed securities, Gross Unrealized Gains	221	444
Mortgage-backed securities, Gross Unrealized Losses
Mortgage-backed securities available for sale	3,276	6,333
Residential Pass-Through Securities: Federal Home Loan Mortgage Corporation [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost	196,882	290,133
Mortgage-backed securities, Gross Unrealized Gains	3,937	4,827
Mortgage-backed securities, Gross Unrealized Losses	1,929	4,600
Mortgage-backed securities available for sale	198,890	290,360
Residential Pass-Through Securities: Federal National Mortgage Association [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost	147,873	326,356
Mortgage-backed securities, Gross Unrealized Gains	4,750	9,050
Mortgage-backed securities, Gross Unrealized Losses	836	3,945
Mortgage-backed securities available for sale	151,787	331,461
Residential Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost	347,810	622,378
Mortgage-backed securities, Gross Unrealized Gains	8,908	14,321
Mortgage-backed securities, Gross Unrealized Losses	2,765	8,545
Mortgage-backed securities available for sale	353,953	628,154
Commercial Pass-Through Securities: Federal Home Loan Mortgage Corporation [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost		116
Mortgage-backed securities, Gross Unrealized Gains		2
Mortgage-backed securities, Gross Unrealized Losses
Mortgage-backed securities available for sale		118
Commercial Pass-Through Securities: Federal National Mortgage Association [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost		94,389
Mortgage-backed securities, Gross Unrealized Gains		3
Mortgage-backed securities, Gross Unrealized Losses		4,494
Mortgage-backed securities available for sale		89,898
Commercial Pass-Through Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Mortgage-backed securities, Amortized Cost		94,505
Mortgage-backed securities, Gross Unrealized Gains		5
Mortgage-backed securities, Gross Unrealized Losses		4,494
Mortgage-backed securities available for sale		$ 90,016